Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2021
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3~5 years
Estimated Residual Value	5.00%
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3~5 years
Estimated Residual Value	5.00%
Vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3~4 years
Estimated Residual Value	5.00%
Software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3~10 years
Estimated Residual Value	0.00%
Leasehold improvement
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Lessor of useful life or lease term
Estimated Residual Value	0.00%